CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income	$ (165)	$ 136	$ 530
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(32)	(51)	(60)
Net gains and losses on investments and derivatives	(624)	(266)	(341)
Loss (gain) on disposition of operations	1,070	(4)	(6)
Interest credited to contractholder funds	435	579	585
Changes in:
Policy benefits and other insurance reserves	(452)	(430)	(610)
Deferred policy acquisition costs	62	96	125
Reinsurance recoverables, net	(198)	90	66
Income taxes	61	(86)	8
Other operating assets and liabilities	(279)	245	69
Net cash (used in) provided by operating activities	(122)	309	366
Proceeds from sales
Fixed income securities	6,841	3,370	3,800
Equity securities	1,298	1,591	984
Limited partnership interests	411	336	354
Mortgage loans	0	212	0
Other investments	246	58	61
Investment collections
Fixed income securities	1,718	1,333	1,355
Mortgage loans	711	550	537
Other investments	116	50	76
Investment purchases
Fixed income securities	(6,694)	(5,335)	(4,406)
Equity securities	(582)	(1,431)	(844)
Limited partnership interests	(255)	(375)	(398)
Mortgage loans	(825)	(112)	(532)
Other investments	(1,169)	(45)	(103)
Change in short-term investments, net	(423)	25	(343)
Change in policy loans and other investments, net	1,032	54	(63)
Sale of ALNY	(480)	0	0
Net cash provided by investing activities	1,945	281	478
Cash flows from financing activities
Contractholder fund deposits	860	753	747
Contractholder fund withdrawals	(1,273)	(1,373)	(1,599)
Proceeds from issuance of notes to related parties	0	0	215
Repayment of notes to related parties	(222)	0	(141)
Dividends paid	(1,619)	0	(75)
Capital contribution into ALNY prior to sale	660	0	0
Other	(48)	23	0
Net cash used in financing activities	(1,642)	(597)	(853)
Net increase (decrease) in cash	181	(7)	(9)
Cash at beginning of year	36	43	52
Cash at end of year	$ 217	$ 36	$ 43